Related Party Transactions (Details) - Schedule of payments and composition of key management personnel $ in Millions		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Personnel remunerations		$ 3,918	$ 4,148	$ 3,926
Short-term benefits		3,642	3,255	3,476
Severance pay		1,550	1,264	1,037
Directors’ remunerations and fees	[1]	2,795	2,509	2,511
Total		$ 11,905	$ 11,176	$ 10,950
Total number of executives		40	39
CEO [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		1	1
CEOs of subsidiaries [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		6	6
Division Managers [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		14	13
Directors Bank and subsidiaries [Member]
Related Party Transactions (Details) - Schedule of payments and composition of key management personnel [Line Items]
Total number of executives		19	19

[1]	It includes fees paid to members of the Advisory Committee of Banchile Corredores de Seguros Ltda, of Ch$14 million (Ch$13 million in December 2019 and Ch$12 million in December 2018).